January 25, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Insured California Tax-Free Advantage Municipal Fund

(the “Registrant”); File No. 333-178601

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured California Premium Income Municipal Fund and Nuveen Insured California Premium Income Municipal Fund 2 into Nuveen Insured California Tax-Free Advantage Municipal Fund.

Please contact the undersigned at (312) 609-7883 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Joseph M. Mannon

Of Counsel

JMM

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